April 2, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust VII (the "Trust") (File Nos. 2-68918 and 811-3090) on behalf of: MFS(R) Global Governments Fund ("MWG") MFS(R) Capital Opportunities Fund ("MVF")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for MWG and MVF do not differ from those contained in Post-Effective Amendment No. 29 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 29, 2001.

     Please call the undersigned or Martha Donovan at (617) 954-5800 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        MICHAEL H. WHITAKER
                                        Michael H. Whitaker
                                        Vice President and
                                        Senior Counsel

MHW/bjn